Accounting policies - Hyperinflation in Argentina - Additional Information (Detail) - Argentina [Member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of Hyperinflationary Reporting [line items]
Increase in goodwill due to hyperinflation	£ 105.8
Increase in other intangibles due to hyperinflation	£ 19.5